Equity (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Equity
Preferred stock, shares authorized (in shares) | shares	1,701,715	1,701,715	1,701,715
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock
Equity
Preferred stock, shares authorized (in shares) | shares	371,715	371,715	371,715
Preferred stock, annual rate of dividend per share (in dollars per share) | $ / shares	$ 0.0484	$ 0.0484
Preferred stock, convertible	0.6053
Series A-1 Preferred Stock
Equity
Preferred stock, shares authorized (in shares) | shares	1,330,000	1,330,000	1,330,000
Preferred stock, annual rate of dividend per share (in dollars per share) | $ / shares	$ 0.239	$ 0.239
Preferred stock, convertible	2.9874